                                   SUPPLEMENT
                             DATED AUGUST 18, 2006
        TO THE COMBINED STATEMENT OF ADDITIONAL INFORMATION (THE "SAI")
      FOR HARTFORD SERIES FUND, INC. AND HARTFORD HLS SERIES FUND II, INC.
                               DATED MAY 1, 2006

This supplement amends the SAI dated May 1, 2006. The SAI is revised as follows:

HARTFORD GLOBAL TECHNOLOGY HLS FUND

Effective July 3, 2006, Vikram Murthy is no longer employed by Wellington Management Company, LLP and is no longer involved in the portfolio management of Hartford Global Technology HLS Fund. Accordingly, in the section of the SAI entitled "Portfolio Managers, Other Accounts Managed by Wellington Management Portfolio Managers," the line item on page 57 regarding Vikram Murthy, as well as the corresponding footnote 4, is deleted. In addition, in the section of the SAI entitled "Portfolio Managers, Equity Securities Beneficial Owned by Wellington Management Portfolio Managers," the line item on page 66 regarding Vikram Murthy is deleted.

HARTFORD ADVISERS HLS FUND AND HARTFORD STOCK HLS FUND

Effective September 1, 2006, Saul Pannell will no longer be involved in the portfolio management of Hartford Advisers HLS Fund and Hartford Stock HLS Fund. Accordingly, effective September 1, 2006:

(a) In the section of the SAI entitled "Portfolio Managers, Other Accounts Managed by Wellington Management Portfolio Managers," the line items on pages 53 (as well as the corresponding footnote 1) and 60 (as well as the corresponding footnote 1) regarding Saul Pannell are deleted, and the information relating to Hartford Advisers HLS Fund, Hartford Advisers Fund, Hartford Stock HLS Fund and Hartford Stock Fund in the line item labeled "Saul Pannell" on page 54 under the heading "Capital Appreciation HLS Fund" is removed from the table.

(b) In the section of the SAI entitled "Portfolio Managers, Equity Securities Beneficial Owned by Wellington Management Portfolio Managers," the information relating to Hartford Advisers HLS Fund and Hartford Stock HLS Fund in the line item labeled "Saul Pannell" on page 66 is removed from the table.

HARTFORD HIGH YIELD HLS FUND

Effective August 2, 2006, James Serhant has been added as a portfolio manager for Hartford High Yield HLS Fund. Accordingly:

(a) In the section of the SAI entitled "Portfolio Managers, Other Accounts Managed by Hartford Investment Management Portfolio Managers," the following line item is added on page 50 under the heading "High Yield HLS Fund" directly after the line item pertaining to Mark Niland:

                                           REGISTERED
                                           INVESTMENT
                                             COMPANY            AUM          POOLED           AUM            OTHER          AUM
PORTFOLIO MANAGER                           ACCOUNTS          ($ MIL)       ACCOUNTS        ($ MIL)         ACCOUNTS      ($ MIL)
---------------------------------------------------------------------------------------------------------------------------------
James Serhant(1)                     1              273.2              0              0              1             101.2

(1) Mr. Serhant became a portfolio manager for Hartford High Yield HLS Fund in August 2006. Therefore, the information presented in the table above is current as of July 31, 2006. With respect to the other registered investment company account listed in the table, Mr. Serhant became a portfolio manager of that account on August 2, 2006, but the information presented as to assets managed for that account is current as of July 31, 2006.

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
(b) In the section of the SAI entitled "Portfolio Managers, Equity Securities Beneficially Owned by Hartford Investment Management Portfolio Managers," the following line item is added on page 53 directly after the line item pertaining to Russell Regenauer:

                                                                                   DOLLAR RANGE OF EQUITY
PORTFOLIO MANAGER                    HLS FUND(S) SUB-ADVISED/MANAGED           SECURITIES BENEFICIALLY OWNED
-----------------------------------------------------------------------------------------------------------------
James Serhant(1)                 High Yield HLS Fund                       None

(1) Mr. Serhant became a portfolio manager for Hartford High Yield HLS Fund in August 2006. Therefore, the information presented in the table above is current as of July 31, 2006.

     THIS SUPPLEMENT SHOULD BE RETAINED WITH YOUR SAI FOR FUTURE REFERENCE.

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